PLANT AND EQUIPMENT (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 636,774	$ 356,737	$ 1,768,047	$ 995,408	$ 1,496,551	$ 443,361